Earnings(loss) per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Profit/(loss) Attributable To The Equity Holders Of The Company - Numerator For Basic And Diluted Earnings/(loss) Per Share	¥ (102,458)	¥ 15,883	¥ 46,893
Weighted Average Share Outstanding - Denominator For Basic And Diluted Earnings/(loss) Per Share	1,002,201	1,001,575	1,001,047
Basic And Diluted Earnings/(loss) Per Share	¥ (0.10)	¥ 0.02	¥ 0.05